RELATED PARTY TRANSACTIONS (Tables)	9 Months Ended
Sep. 30, 2019
RELATED PARTY TRANSACTIONS
Schedule of material related party relationship
Name of party	Relationship

STT GDC	Principal ordinary shareholder of the Company
CyrusOne Inc.	President and chief executive officer of CyrusOne Inc. is a member of board of director of the Company
STT Singapore DC Pte. Ltd.	Subsidiary of STT GDC
STT DEFU 2 Pte. Ltd.	Subsidiary of STT GDC

Schedule of major transactions with related parties

	Nine-month periods ended September 30,
	2018	2019

Commission fee from related parties:
- STT Singapore DC Pte. Ltd.	—	413
- STT DEFU 2 Pte. Ltd.	—	123
- CyrusOne Inc.	54	993
	54	1,529

Schedule of balances with related parties

	As of	As of
	December 31,	September 30,
	2018	2019

Amount due from a related party (i):
- CyrusOne Inc.	140	1,132

Amount due to related parties (ii):
- STT DEFU 2 Pte. Ltd.	—	6,351
- STT Singapore DC Pte. Ltd.	—	5,633
	—	11,984

Note:

(i)    Amount due from a related party represents the commission receivable from CyrusOne Inc., which is recorded in accounts receivable.

(ii)    Amount due to related parties represents the service fee received on behalf of the related parties for one of their customers located in China, which is recorded in accrued expenses and other payables.